Other Assets - Summary of Other Assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Assets [Abstract]
Sales tax receivable	€ 26.7	€ 4.2
Prepayments related to CRO and CMO contracts	22.8	14.2
Prepayments on inventories	6.1	29.8
Prepayments related to service contracts	6.5	3.8
Other	3.6	10.0
Total	65.7	62.0
Total current	64.9	61.0
Total non-current	€ 0.8	€ 1.0